Restructuring Charges - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Restructuring Charges [Line Items]
Restructuring and related activities, term description	The restructuring activities are generally short term in nature and are generally completed within one year of initiation.
Restructuring costs	¥ 59,713	¥ 36,527	¥ 90,689
All Other | PC business
Restructuring Charges [Line Items]
Restructuring costs			19,635
Battery Business Asset Group | Discontinued Operations, Held-for-sale | Other Operating Expense, Net
Restructuring Charges [Line Items]
Impairment losses recorded as a result of fair value valuation of assets and liabilities	42,298
Other associated costs
Restructuring Charges [Line Items]
Restructuring costs	7,142	7,298	20,259
Other associated costs | All Other | PC business
Restructuring Charges [Line Items]
Restructuring costs			8,278
Headcount Reduction | All Other | Disc manufacturing business
Restructuring Charges [Line Items]
Restructuring costs			6,923
Headcount Reduction | Corporate
Restructuring Charges [Line Items]
Restructuring costs	¥ 0	¥ 7,112	¥ 22,345